UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23108

Amplify ETF Trust
 (Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Christian Magoon
Amplify ETF Trust
310 South Hale Street
Wheaton, IL 60187
 (Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

(855) 267-3837
Registrant's telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Amplify Online Retail ETF
Schedule of Investments
January 31, 2018 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.9%
Marketplace - 26.2%
Alibaba Group Holding Ltd. - ADR (a)	13,322	$2,721,551
Copart, Inc. (a)	155,400	6,848,478
Etsy, Inc. (a)	341,067	6,398,417
Groupon, Inc. (a)	1,036,350	5,482,291
GrubHub, Inc. (a)	90,971	6,572,655
IAC/InterActiveCorp (a)	43,800	6,349,686
Just Eat PLC (a)	233,395	2,701,457
MercadoLibre, Inc.	9,122	3,531,126
PayPal Holdings, Inc. (a)	77,091	6,577,404
Rakuten, Inc.	236,300	2,133,778
Shopify, Inc. (a)	24,716	3,161,671
		52,478,514
Traditional Retail - 61.6%
1-800-Flowers.com, Inc. (a)	595,630	6,209,443
Amazon.com, Inc. (a)	5,080	7,370,521
ASKUL Corp.	91,900	3,072,593
ASOS PLC (a)	31,593	3,334,692
Carvana Co. (a)	402,439	7,682,561
Cimpress NV (a)	20,480	2,609,357
Ebay, Inc. (a)	150,887	6,122,994
JD.com, Inc. - ADR (a)	63,520	3,127,090
Lands' End, Inc. (a)	500,732	8,412,298
Liberty Interactive QVC Group - Series A (a)	252,041	7,079,832
Netflix, Inc. (a)	28,284	7,645,165
Nutrisystem, Inc.	113,162	4,894,256
Overstock.com, Inc. (a)	127,008	8,725,450
PetMed Express, Inc.	154,762	6,995,242
Shutterfly, Inc. (a)	137,906	9,398,294
Stamps.com, Inc. (a)	33,039	6,735,000
Start Today Co. Ltd.	85,800	2,518,906
Vipshop Holdings Ltd. - ADR (a)	293,022	4,843,654
Wayfair, Inc. (a)	83,821	7,712,370
Yoox Net-A-Porter Group SpA (a)	65,500	3,078,038
Zalando SE (a) (b)	48,083	2,816,542
zooplus AG (a)	14,377	2,963,079
		123,347,377

Travel - 12.1%
Ctrip.com International Ltd. - ADR (a)	52,600	2,460,628
Expedia, Inc.	46,096	5,900,749
MakeMyTrip Ltd. (a)	89,740	2,746,044
Priceline Group, Inc. (a)	2,983	5,703,645
TripAdvisor, Inc. (a)	145,537	5,045,768
Trivago NV - ADR (a)	297,673	2,426,035
		24,282,869
Total Common Stocks (Cost $167,172,622)		200,108,760

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 1.24% (c)	150,427	150,427
Total Money Market Funds (Cost $150,427)		150,427

Total Investments - 100.0%
(Cost $167,323,049) (d)		$200,259,187

Percentages are based on Net Assets of $200,167,961.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S under the Securities Act of 1933. Such seccurities are treated as liquid securities, according to the Fund's liquidity guidelines. At January 31, 2018 the value of these securities amounted to $2,816,542 or 1.4% of net assets.

(c)	Seven-day yield as of January 31, 2018
(d)
At January 31, 2018, the tax basis cost of the Fund’s investments was $167,323,049, and the unrealized appreciation and depreciation were $35,314,034 and $(2,377,896), respectively. Because tax adjustments are calculated annually, these numbers do not reflect tax adjustments for the current fiscal year. For the previous fiscal year's tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Amplify YieldShares Senior Loan and Income ETF
Schedule of Investments
January 31, 2018 (Unaudited)

Description	Shares	Value

INVESTMENT COMPANIES - 99.4%
Apollo Senior Floating Rate Fund, Inc.	11,319	$183,594
BlackRock Floating Rate Income Trust	4,944	68,227
BlackRock Floating Rate Income Strategies Fund, Inc.	7,575	107,717
Blackstone/GSO Senior Floating Rate Term Fund	6,114	110,419
Blackstone/GSO Strategic Credit Fund	13,614	214,693
Blackstone/GSO Long-Short Credit Income Fund	12,690	202,913
Eaton Vance Floating-Rate 2022 Target Term Trust	7,725	72,383
Eaton Vance Floating-Rate Income Trust	11,637	167,806
Eaton Vance Senior Floating-Rate Trust	10,449	149,316
Eaton Vance Senior Income Trust	24,015	156,097
First Trust Senior Floating Rate 2022 Target Term Fund	13,347	125,595
First Trust Senior Floating Rate Income Fund II	14,013	180,628
Highland Floating Rate Opportunities Fund	6,981	110,021
Invesco Dynamic Credit Opportunities Fund	17,703	206,594
Invesco Senior Income Trust	36,321	159,812
Nuveen Credit Strategies Income Fund	31,479	254,980
Nuveen Floating Rate Income Fund	14,019	155,471
Nuveen Floating Rate Income Opportunity Fund	14,142	156,269
Nuveen Senior Income Fund	23,370	150,269
Nuveen Short Duration Credit Opportunities Fund	10,890	180,774
Pioneer Floating Rate Trust	14,385	166,434
THL Credit Senior Loan Fund	10,143	169,997
Voya Prime Rate Trust	35,118	179,453
Total Investment Companies (Cost $3,666,876)		3,629,462

MONEY MARKET FUNDS - 1.0%
STIT-Government & Agency Portfolio - Institutional Class - 1.24% (a)	36,824	36,824
Total Money Market Funds (Cost $36,824)		36,824

Total Investments - 100.4%
(Cost $3,703,700) (b)		$3,666,286

Percentages are based on Net Assets of $3,651,562.

(a)	Seven-day yield as of January 31, 2018.
(b)
At January 31, 2018, the tax basis cost of the Fund’s investments was $3,703,700, and the unrealized appreciation and depreciation were $6,863 and $(44,277), respectively. Because tax adjustments are calculated annually, these numbers do not reflect tax adjustments for the current fiscal year. For the previous fiscal year's tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Amplify YieldShares CWP Dividend & Option Income ETF
Schedule of Investments
January 31, 2018 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 93.5%
Applications Software - 3.1%
Microsoft Corp. (a)	4,432	$421,084

Consumer Discretionary - 10.3%
McDonald's Corp.	3,792	648,963
The Home Depot, Inc. (a)	3,700	743,330
		1,392,293
Consumer Staples - 10.6%
PepsiCo., Inc.	4,475	538,343
Procter & Gamble Co.	3,903	336,985
Wal-Mart Stores, Inc.	5,230	557,518
		1,432,846
Diversified Banking Inst - 9.4%
Goldman Sachs Group, Inc.	2,340	626,862
JPMorgan Chase & Co. (a)	5,610	648,909
		1,275,771
Energy - 8.3%
Chevron Corp. (a)	5,242	657,085
Valero Energy Corp. (a)	4,900	470,253
		1,127,338
Finance-Credit Card - 3.3%
Visa, Inc.	3,600	447,228

Finance-Other Services - 4.0%
CME Group, Inc. (a)	3,549	544,701

Financials - 3.1%
American Express Co.	4,210	418,474

Health Care - 12.8%
Johnson & Johnson (a)	4,800	663,312
Medtronic PLC	4,404	378,260
UnitedHealth Group, Inc.	2,900	686,662
		1,728,234
Industrials - 13.5%
Boeing Co. (a)	2,100	744,177
Caterpillar, Inc. (a)	4,000	651,120
United Technologies Corp.	3,099	427,693
		1,822,990
Information Technology - 5.0%
Apple, Inc.	4,050	678,091

Materials - 3.9%
DowDuPont, Inc.	7,010	529,816

Telecommunication Services - 3.1%
AT&T, Inc.	11,030	413,073

Utilities - 3.1%
Dominion Energy, Inc.	5,425	414,687

Total Common Stocks (Cost $10,856,238)		12,646,626

MONEY MARKET FUNDS - 6.4%
STIT-Government & Agency Portfolio - Institutional Class - 1.24% (b)	868,089	868,089
Total Money Market Funds (Cost $868,089)		868,089

Total Investments - 99.9%
(Cost $11,724,327) (c)		$13,514,715

Schedule of Options Written
	Contracts	Notional Amount
Call Options Written (d) - (0.10)%
Boeing Co., Expires 2/16/2018, Strike Price $380.00	21	(744,172)	$(2,090)
Caterpillar, Inc., Expires 2/16/2018, Strike Price $185.00	40	(651,120)	(400)
Chevron Corp., Expires 2/02/2018, Strike Price $141.00	48	(601,680)	(96)
Chevron Corp., Expires 2/16/2018, Strike Price $135.00	4	(50,140)	(70)
CME Group, Inc., Expires 2/16/2018, Strike Price $167.50	35	(556,185)	(2,363)
Johnson & Johnson, Expires 2/16/2018, Strike Price $145.00	48	(672,096)	(1,056)
JPMorgan Chase & Co., Expires 2/16/2018, Strike Price $120.00	58	(670,886)	(2,522)
Microsoft Corp., Expires 2/02/2018, Strike Price $101.00	44	(418,044)	(1,958)
The Home Depot, Inc., Expires 2/16/2018, Strike Price $215.00	37	(743,330)	(1,092)
Valero Energy Corp., Expires 2/02/2018, Strike Price $99.00	49	(470,253)	(2,205)
(Premiums Received $16,010) (c)
Total Call Options Written			$(13,852)

Percentages are based on Net Assets of $13,534,032.

(a)	All of part of this security is held as collateral for the options written. At January 31, 2018, the value of these securities amounted to $5,543,971 or 41.0% of net assets.
(b)	Seven-day yield as of January 31, 2018.
(c)
At January 31, 2018, the tax basis cost of the Fund’s investments was $11,708,317, and the unrealized appreciation and depreciation were $1,832,951 and $(40,405), respectively.  Because tax adjustments are calculated annually, these numbers do not reflect tax adjustments for the current fiscal year. For the previous fiscal year's tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report. Represents aggregated amounts of Fund's investments and options writen. Tax cost represents tax cost on investments, net of premiums on options written.

(d)	Exchange Traded

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Amplify YieldShares Oil Hedged MLP Income ETF
Schedule of Investments
January 31, 2018 (Unaudited)

Description	Shares	Value

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES - 90.7%
Energy - 90.7%
Andeavor Logistics LP
Buckeye Partners LP	1,066	$55,112
Cheniere Energy Partners LP	1,030	55,538
Crestwood Equity Partners LP	1,716	52,715
CVR Refining LP	1,900	53,675
DCP Midstream LP	3,706	62,075
Enbridge Energy Management LLC (a)	1,344	55,574
Enbridge Energy Partners LP	3,596	49,271
Energy Transfer Equity LP	3,382	48,904
Energy Transfer Partners LP	2,986	54,644
EnLink Midstream Partners LP	2,914	58,397
Genesis Energy LP	3,136	54,817
Holly Energy Partners LP	2,160	49,745
NGL Energy Partners LP	1,444	45,327
NuStar Energy LP	3,466	58,055
Spectra Energy Partners LP	1,608	53,579
Tallgrass Energy GP LP	1,170	50,006
Tallgrass Energy Partners LP	2,014	49,303
TC PipeLines LP	1,084	47,696
Western Gas Partners LP	922	50,378
	1,036	52,090
Total Common Stocks (Cost $1,028,688)		1,056,901
		1,056,901
MONEY MARKET FUNDS - 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 1.24% (b)
Total Money Market Funds (Cost $2,673)	2,673	2,673
		2,673
Total Investments - 90.9%
(Cost $1,031,361) (c)
		$1,059,574

Open Futures Contracts
Number of Contracts	Description	Expiration Month	Notional Amount	Value	Unrealized Depreciation
(16)	WTI Crude Future	March 2018	$(1,035,680)	$(3,680)	$(11,118)

Percentages are based on Net Assets of $1,165,068.

(a)	Non-income producing security.
(b)	Seven-day yield as of January 31, 2018.
(c)
At January 31, 2018, the tax basis cost of the Fund’s investments was $1,031,361, and the unrealized appreciation and depreciation were $79,331 and $(62,236), respectively. Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments. Represents aggregated amounts of fund's investments and open futures contracts.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Amplify Transformational Data Sharing ETF
Schedule of Investments
January 31, 2018 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.2%
Banks - 13.5%
Banco Bilbao Vizcaya Argentaria SA - ADR	230,413	$2,163,578.00
Banco Santander SA - ADR	219,372	1,625,546
Capital One Financial Corp.	9,955	1,034,922
Citigroup, Inc.	69,866	5,483,084
Goldman Sachs Group, Inc.	20,815	5,576,130
ING Groep NV - ADR	103,170	2,032,449
JPMorgan Chase & Co.	9,231	1,067,750
State Street Corp.	9,774	1,076,802
The Bank of New York Mellon Corp.	17,919	1,016,007
The PNC Financial Services Group, Inc.	10,317	1,630,292
UBS Group AG	80,183	1,629,319
Wells Fargo & Co.	16,833	1,107,275
		25,443,154
Commercial Services - 6.2%
MoneyGram International, Inc. (a)	124,347	1,502,112
QIWI PLC - ADR	63,531	1,060,332
Square, Inc. (a)	194,937	9,144,495
		11,706,939
Computers - 11.9%
Accenture PLC	33,485	5,381,040
Cognizant Technology Solutions Corp.	21,177	1,651,382
EPAM Systems, Inc. (a)	18,824	2,211,444
Infosys Ltd. - ADR	93,577	1,685,322
International Business Machines Corp.	49,232	8,059,278
Seagate Technology PLC	24,450	1,349,640
Wipro Ltd. - ADR	369,059	2,026,134
		22,364,240
Diversified Financial Services - 5.4%
Cboe Global Markets, Inc.	7,964	1,070,282
CME Group, Inc.	13,756	2,111,271
GAIN Capital Holdings, Inc.	124,709	910,376
Nasdaq, Inc.	25,702	2,079,549
Mastercard, Inc.	6,516	1,003,860
Riot Blockchain, Inc.	96,286	1,323,932
Visa, Inc.	13,032	1,618,965
		10,118,235

Internet - 24.3%
Alphabet, Inc. (a)	4,706	5,563,527
Baidu, Inc. - ADR (a)	6,154	1,519,546
Digital Garage, Inc.	335,213	11,146,131
GMO internet, Inc.	476,287	8,664,523
Overstock.com, Inc. (a)	135,750	9,326,025
SBI Holdings Inc	316,993	7,662,769
Xunlei Ltd. - ADR (a)	129,442	1,984,346
		45,866,867
Media - 1.1%
Thomson Reuters Corp.	48,146	2,085,203
Office/Business Equipment - 0.5%
Eastman Kodak Co. (a)	114,030	906,539
Semiconductors - 17.9%
Advanced Micro Devices, Inc. (a)	446,165	6,130,307
Intel Corp.	123,985	5,968,638
NVIDIA Corp.	36,019	8,853,470
QUALCOMM, Inc.	16,109	1,099,439
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	260,278	11,793,196
		33,845,050
Software - 17.3%
Broadridge Financial Solutions, Inc.	16,652	1,605,419
Fiserv, Inc. (a)	15,204	2,141,332
Hive Blockchain Technologies Ltd. (a)	3,169,129	6,570,146
Microsoft Corp.	59,911	5,692,144
Red Hat, Inc. (a)	42,535	5,588,248
Oracle Corp.	108,238	5,583,999
SAP SE - ADR	48,689	5,514,029
		32,695,317
Telecommunications - 1.1%
Orange SA - ADR	119,279	2,167,299
Total Common Stocks (Cost $186,878,848)		187,198,843

MONEY MARKET FUNDS - 2.3%
STIT-Government & Agency Portfolio - Institutional Class - 1.24% (b)	4,313,346	4,313,346
Total Money Market Funds (Cost $4,313,346)		4,313,346

Total Investments - 101.5%
(Cost $191,192,194) (c)		$191,512,189

Percentages are based on Net Assets of $188,722,061.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Seven-day yield as of January 31, 2018.
(c)
At January 31, 2018, the tax basis cost of the Fund’s investments was $191,192,194, and the unrealized appreciation and depreciation were $3,981,508 and $(3,661,513), respectively. Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity)

The valuation techniques used by the Funds to measure fair value for the period ended October 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.  It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

Common stocks, preferred stock and other equity securities listed on any national or foreign exchange (excluding NASDAQ) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price.  Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2017:

Category	Amplify Online Retail ETF	Amplify YieldShares Senior Loan and Income ETF	Amplify YieldShares CWP Dividend & Option Income ETF	Amplify YieldShares Oil Hedged MLP Income ETF	Amplify Transformational Data Sharing ETF
Investments in Securities
Assets
Level 1
Common Stocks	$200,108,760	$-	$12,646,626	$1,056,902	$187,198,843
Investment Companies	-	3,629,462	-	-	-
Money Market Funds	150,427	36,824	868,089	2,673	4,313,346
Total Level 1	200,259,187	3,666,286	13,514,715	1,059,574	191,512,189
Level 2	-	-
Total Level 2	-	-	-	-	-
Level 3	-	-	-	-	-
Total Level 3	-	-	-	-	-
Total	$200,259,187	$3,666,286	$13,514,715	$1,059,574	$191,512,189
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$-	$-	$(13,852)	$-	$-
Futures Contracts	-	-	-	(11,118)	-
Total Level 1	-	-	(13,852)	(11,118)	-
Level 2	-	-	-	-	-
Total Level 2	-	-	-	-	-
Level 3	-	-	-	-	-
Total Level 3	-	-	-	-	-
Total	$-	$-	$(13,852)	$(11,118)	$-
(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments. Such as written options, which are reflected at value, and futures contracts which are reflected at the unrealized depreciation on the instrument.

See the Schedules of Investments for further disaggregation of investment categories.
There were no transfers into or out of any Levels nor any Level 3 investments held during the period ended January 31, 2018.

Derivative Instrument and Hedging Activities
January 31, 2018 (Unaudited)

Amplify YieldShares CWP Dividend & Option Income ETF

The Amplify YieldShares CWP Dividend & Option Income ETF will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the Portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options.  A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund.  A premium is the income received by an investor who sells or writes an option contract to another party.  CWP seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the Equity Securities in the Portfolio.  Specifically, CWP seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation.  Unlike a systematic covered call program, CWP is not obligated to continuously cover each individual equity position.  When one of the underlying stocks demonstrates strength or an increase in implied volatility, CWP identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

 When CWP writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, the Fund used written covered call options in a manner consistent with the strategy described above.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of January 31, 2018:
Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at value	$ 13,852

The average monthly market value of options written during the period ended January 31, 2018 was $(9,189).

Amplify YieldShares Oil Hedged MLP Income ETF

The Amplify YieldShares Oil Hedged MLP Income ETF may use futures contracts to seek to enhance return, to hedge some of the risks of its investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which it invests), to manage cash flows, to limit exposure to losses due to changes to non-U.S. currency exchange rates or to preserve capital. The Fund selectively hedges these positions to limit the correlation of its performance to the price of West Texas Intermediate Crude Oil (“WTI Crude Oil”). WTI Crude Oil, also known as Texas light sweet, is a grade of crude oil used as a benchmark in oil futures contracts pricing.

The Fund uses a benchmark, the Oil Hedged MLP Index (the “Benchmark”). The Benchmark reflects the performance of long positions in MLPs and a short exposure in WTI Crude Oil futures. To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a security or instrument with the expectation that it will fall in value. The Fund believes that MLPs have moved in the same direction as the price of WTI Crude Oil and that significant declines in the price of WTI Crude Oil can directly impact the price of the MLPs’ securities even though MLP earnings may have little exposure to the prices of WTI Crude Oil in the short term. The Benchmark seeks to reduce the volatility of maintaining its long positions in MLPs by strategically shorting WTI Crude Oil futures by up to 100% of the market value of the Fund’s portfolio. Both constant and variable hedging elements are designed to provide market‑neutral exposure to the MLPs in the Fund’s portfolio and are set to predetermined roll schedules for nearest and next‑nearest futures contracts. The Benchmark maintains a continuous short on WTI Crude Oil futures equivalent on 40% of the net notional value of the long MLP holdings. A variable hedge element of 0% to 60% of the net notional value of the long MLP holdings. The Fund will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

During the period, the Fund entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of January 31, 2018:

Amplify YieldShares Oil Hedged MLP Income ETF
Derivatives	Type of Derivative Risk	Liability Derivatives	Value
Futures Contracts	Commodity Risk	Variation Margin Payable	$ (3,680)

The average monthly value of short futures during the period ended January 31, 2018 was $(918,213).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Amplify ETF Trust

By (Signature and Title)  /s/ Christian Magoon
                                            Christian Magoon,
                                            President and Chief Executive Officer

Date                                    3/14/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Christian Magoon
                                             Christian Magoon,
                                             President and Chief Executive Officer

Date                                     3/14/2018

By (Signature and Title)*  /s/ Bradley Bailey
                                              Bradley H. Bailey,
                                              Chief Financial Officer

Date                                     3/14/2018

* Print the name and title of each signing officer under his or her signature.